Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES
Net income	$ 226.5	$ 362.3	$ 340.7
Adjustments to reconcile net income to cash provided by operating activities:
-Share of equity investee's profits	(5.4)	(11.4)	(4.8)
-Deferred income tax (expense)/benefit	(44.4)	(125.4)	75.6
-Accretion expense on provision for environmental rehabilitation	14.0	14.3	13.8
-Increase in provision for post-retirement healthcare costs	0.1	0.3	0.1
-Profit on disposal of property, plant and equipment	(0.6)	(0.3)	(0.6)
-Depreciation and amortization	344.6	304.1	323.9
-Stock-based compensation	31.9	32.2	33.0
-Other	(4.7)	(9.6)	(9.2)
Changes in operating assets and liabilities:
-Decrease/(increase) in receivables	13.8	(42.6)	55.8
-Decrease/(increase) in inventories	16.9	(11.8)	(7.1)
-Increase/(decrease) in accounts payable and provisions	28.8	(24.6)	(15.3)
-Net change in financial guarantee receivable	5.0
-Net change in provision for post-retirement healthcare provision	(0.3)	(0.1)	(0.2)
-Net change in stock-based compensation obligation	(0.4)
-Increase/(decrease) in royalties payable	17.3	(16.1)	16.3
-Increase/(decrease) in income and mining taxes payable	52.6	(61.8)	48.3
-Net change in provision for environmental rehabilitation	(1.1)
Net cash provided by operations	694.6	409.5	870.3
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to property, plant and equipment	(302.2)	(379.4)	(404.8)
Proceeds on disposal of property, plant and equipment	0.7	0.6	2.1
Investment in environmental rehabilitation obligation funds	(17.9)	(3.0)	(13.5)
Investment in restricted cash	(39.6)
Net cash utilized in investing activities	(359.0)	(381.8)	(416.2)
CASH FLOWS FROM FINANCING ACTIVITIES
Long and short-term loans raised	793.8	515.3	55.4
Long and short-term loans repaid	(1,025.0)		(55.4)
Related party loans raised		59.4
Related party loans repaid	(1,939.7)	(521.7)	(211.8)
Proceeds from shares issued on Spin-off	1,955.3
Debt issue costs	(0.9)
Proceeds on shares issued to non-controlling interests	0.3
Dividends paid to shareholders of Sibanye	(27.1)	(95.5)	(335.6)
Net cash utilized in financing activities	(243.3)	(42.5)	(547.4)
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(21.6)	4.2	(15.6)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	70.7	(10.6)	(108.9)
CASH AND CASH EQUIVALENTS-beginning of year	34.0	44.6	153.5
CASH AND CASH EQUIVALENTS-end of year	$ 104.7	$ 34.0	$ 44.6